Commitments and pledges	6 Months Ended
Jun. 30, 2024
Commitments and pledges
Commitments and pledges

Note 11

Commitments and pledges

The Group’s commitments are related to the future lease payments and instalments for the new P, A and M-class vessels.

Lease commitments

The future minimum lease payables under non-cancellable low value and short-term leases contracted for at the balance sheet date but not recognised as liabilities are as follows:

EUR’000	30 June 2024	31 December 2023
Not later than one year	75	1,090
Between one and five years	226	4,984
	301	6,074

As of 31 December 2023, the Company’s lease commitments included tenure of the new headquarters. These commitments were reflected on the balance sheet starting in Q1 2024 as ‘Right of Use Assets’ and ‘Lease Liabilities’ in accordance with IFRS 16.

As of 30 June 2024, Right of use assets amount to EUR 11 million (2023: EUR 1 million), and lease liabilities amount to EUR 11 million (2023: EUR 1 million).

The table below shows the remaining instalments for the newbuild vessels:

As of 30 June 2024

Millions	P-Class	M-Class	A-Class	Total
Contract amount in EUR	220	-	299	519
Contract amount in USD	390	655	794	1,839
Total contract amount translated to EUR	584	608	1,043	2,235
Commitment amount in EUR	27	-	105	132
Commitment amount in USD	390	458	724	1,572
Commitment amount translated to EUR	391	428	782	1,601

Note 11

Commitments and pledges

Continued from previous page

Wind Osprey & Wind Orca new crane contract

In April 2024, the remaining payments were made upon completion of the upgrade project for the new cranes, while EUR 1 million remains outstanding for final installation-related activities.

P-Class vessels

In April 2024, EUR 27 million was paid. In June 2024, EUR 14 million was added to assets under construction. The remaining scheduled payments will fall due between 2024, upon delivery of the Wind Peak, and 2025 for Wind Pace.

M-Class vessels

In March 2024, EUR 31 million (USD 33 million) was paid. In June 2024, an additional EUR 31 million (USD 33 million) was paid. The remaining scheduled payments will fall due between 2024 and 2025.

A-Class vessels

In May 2024, the Company signed an additional contract with COSCO Shipping Shipyard (Nantong) Co., LTD (“COSCO”) to build the third A-Class Wind Foundation Installation Vessel (WFIV). The total sum of the contract for the new vessel is approximately EUR 373 million, of which a total of EUR 94 million has been paid in H1 2024, while the remaining amounts will fall due over the years from 2026 to 2027. Of the total contract, USD 298 million is paid in USD and EUR 94 million is paid in EUR.